Borrowed Funds and Subordinated Debentures (Scheduled Maturities of Term Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2016	$ 27,000
2017	30,000
2018	15,000
2020	20,000
Thereafter	15,465
Total	107,465
FHLB borrowings and repurchase agreements [Member]
Debt Instrument [Line Items]
2016	27,000
2017	30,000
2020	20,000
Total	77,000
Securities Sold Under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
2018	15,000
Total	15,000	$ 15,000	$ 15,000
Subordinated debentures [Member]
Debt Instrument [Line Items]
Thereafter	15,465
Total	$ 15,465	$ 15,465	$ 15,465